Additional Disclosures in the Statement of Cash Flows - Summary of Additional Information of Changes in Liabilities Arising from Financing Activities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financing received from the Central Bank of Argentina and other financial entities
Opening balance	$ 1,733,524
Proceeds	1,181,396
Movement in accrued interest	149,037
Difference in quoted prices of foreign currency	898,032
Monetary effects	(963,979)
Ending balance	2,998,010
Issued Corporate Bonds
Opening balance	6,957,379
Proceeds	4,321,031	$ 7,675,595
Payments	(2,883,046)	(3,755,566)
Movement in accrued interest	1,812,532
Derecognition or substantial modification of financial liabilities	(703,466)
Monetary effects	(3,127,119)
Ending balance	6,377,311	6,957,379
Subordinated Corporate Bonds
Opening balance	11,170,509
Payments	(879,426)	(704,261)
Movement in accrued interest	994,991
Difference in quoted prices of foreign currency	9,642,609
Monetary effects	(5,640,293)
Ending balance	$ 15,288,390	$ 11,170,509